Note 15. Share Capital (Detail) - Summary of Share Capital: (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Balance as of October 31, 2009 (in Shares)	62,378,521	67,238,000	120,137,000
Balance as of October 31, 2009	$ 254,076	$ 273,859	$ 488,808
Issued (in Shares)			42,000
Issued			327
Repurchased and cancelled (in Shares)	(469,000)	(4,860,000)	(52,941,000)
Repurchased and cancelled	(1,911)	(19,775)	(215,304)
Other	3	(8)	28
Balance (in Shares)	61,909,101	62,378,521	67,238,000
Balance	$ 252,168	$ 254,076	$ 273,859